Other income, gains or loss - net	12 Months Ended
Dec. 31, 2023
Other income, gains or loss - net
Other income, gains or loss - net

9    Other income, gains or loss - net

	For the year ended
	December 31,
	2021	2022	2023
	RMB’000	RMB’000	RMB’000
Net foreign exchange gain/ (loss)	77,143	(312,843)	(11,171)
Government grants and tax rebates (Note a)	51,080	58,013	41,454
Net gain on financial assets at fair value through profit or loss	45,644	30,687	20,007
Loss on disposal of property and equipment and intangible asset	(266)	(6,198)	(6,058)
Remeasurement of redemption liability (Note 28(ii))	—	37,874	—
Guarantee gain, net	10,757	—	—
Net (loss)/gain on derivatives	(169,545)	262,769	30,592
Others	(892)	516	(2,969)
	13,921	70,818	71,855

(a)	Government grants and tax rebates

Government grants and tax rebates were related to income. There were no unfulfilled conditions or contingencies related to these subsidies.

	For the year ended
	December 31,
	2021	2022	2023
	RMB’000	RMB’000	RMB’000
Government grants	28,871	27,421	23,922
- Technology development incentives	14,391	10,493	12,906
- Operation subsidies	14,480	16,928	11,016
Tax rebates	22,209	30,592	17,532
	51,080	58,013	41,454